UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $3,617,365
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number           Name

1.      028-13560                      Pennant Master Fund, L.P.

2.      028-13561                      Pennant Windward Master Fund, L.P.

3.      028-13339                      Pennant Spinnaker Fund, L.P.

4.      028-10746                      Pennant General Partner, LLC


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                                                    FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7           COLUMN 8

                              TITLE OF                  VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP      (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS      SOLE     SHARED  NONE
ABERCROMBIE & FITCH CO        CL A          002896207   176,586  3,869,097  SH       Defined      1,2,3,4      3,869,097
ADOBE SYS INC                 COM           00724F101    69,446  1,963,414  SH       Defined      1,2,3,4      1,963,414
ALLIANCE HOLDINGS GP LP       COM UNITS LP  01861G100     4,191    129,910  SH       Defined        ,3,4         129,910
ALLIANCE RES PARTNER L P      UT LTD PART   01877R108       899     21,460  SH       Defined        ,3,4          21,460
ALPHA NATURAL RESOURCES INC   COM           02076X102   106,810  2,140,914  SH       Defined      1,2,3,4      2,140,914
AMGEN INC                     COM           031162100    16,755    280,000  SH       Defined        ,2,4         280,000
AMR CORP                      COM           001765106    80,803  8,869,667  SH       Defined      1,2,3,4      8,869,667
APPLIED MATLS INC             COM           038222105    76,697  5,694,970  SH       Defined      1,2,3,4      5,694,970
ARTIO GLOBAL INVS INC         COM CL A      04315B107    50,296  2,033,000  SH       Defined      1,2,3,4      2,033,000
ATLAS ENERGY INC              COM           049298102   125,756  4,040,988  SH       Defined      1,2,3,4      4,040,988
AUTOMATIC DATA PROCESSING IN  COM           053015103    40,797    917,400  SH       Defined      1,2,3,4        917,400
AVIAT NETWORKS INC            COM           05366Y102     3,394    511,862  SH       Defined        ,3,4         511,862
BANK OF AMERICA CORPORATION   COM           060505104    61,761  3,460,000  SH       Defined      1,2,3,4      3,460,000
BROADCOM CORP                 CL A          111320107     7,636    230,000  SH       Defined       1,2,4         230,000
CELGENE CORP                  COM           151020104    24,164    390,000  SH       Defined        ,2,4         390,000
CF INDS HLDGS INC             COM           125269100    47,889    525,209  SH       Defined      1,2,3,4        525,209
CISCO SYS INC                 COM           17275R102   169,093  6,496,099  SH       Defined       1,2,4       6,496,099
CITIGROUP INC                 COM           172967101    48,803 12,050,000  SH       Defined      1,2,3,4      12,050,000
CONSOL ENERGY INC             COM           20854P109    62,566  1,466,619  SH       Defined      1,2,3,4      1,466,619
COVIDIEN PLC                  SHS           G2554F105   128,405  2,553,800  SH       Defined      1,2,3,4      2,553,800
CREE INC                      COM           225447101    14,044    200,000      PUT  Defined      1,2,3,4        200,000
CVS CAREMARK CORPORATION      COM           126650100    88,735  2,427,100  SH       Defined      1,2,3,4      2,427,100
DAVITA INC                    COM           23918K108   120,362  1,898,458  SH       Defined      1,2,3,4      1,898,458
DELTA AIR LINES INC DEL       COM NEW       247361702    19,274  1,321,059  SH       Defined      1,2,3,4      1,321,059
DYAX CORP                     COM           26746E103    11,348  3,327,863  SH       Defined       1,3,4       3,327,863
FIDELITY NATL INFORMATION SV  COM           31620M106   134,405  5,734,013  SH       Defined      1,2,3,4      5,734,013
FLUOR CORP NEW                COM           343412102    14,418    310,000  SH       Defined       1,2,4         310,000
FOSTER WHEELER AG             COM           H27178104    10,313    380,000  SH       Defined       1,2,4         380,000
FREIGHTCAR AMER INC           COM           357023100     6,829    282,655  SH       Defined       1,3,4         282,655
GLOBAL CASH ACCESS HLDGS INC  COM           378967103    11,757  1,439,100  SH       Defined       1,3,4       1,439,100
GRIFFON CORP                  COM           398433102     7,052    565,980  SH       Defined       1,3,4         565,980
HELIX ENERGY SOLUTIONS GRP I  COM           42330P107    62,412  4,789,842  SH       Defined      1,2,3,4      4,789,842
HOLOGIC INC                   COM           436440101    95,935  5,174,500  SH       Defined      1,2,3,4      5,174,500
INTEL CORP                    COM           458140100     7,802    350,000  SH       Defined       1,2,4         350,000
KBR INC                       COM           48242W106     7,909    356,900  SH       Defined       1,2,4         356,900
LAM RESEARCH CORP             COM           512807108    60,998  1,634,460  SH       Defined      1,2,3,4      1,634,460
LIGAND PHARMACEUTICALS INC    CL B          53220K207     6,531  3,753,603  SH       Defined       1,2,4       3,753,603
MI DEVS INC                   CL A SUB VTG  55304X104     1,164     89,300  SH       Defined        ,3,4          89,300
MICROSOFT CORP                COM           594918104   154,891  5,288,636  SH       Defined      1,2,3,4      5,288,636
MIDDLEBROOK PHARMACEUTICAL I  COM           596087106       462  1,540,000  SH       Defined        ,3,4       1,540,000
OLD REP INTL CORP             COM           680223104    84,899  6,695,500  SH       Defined      1,2,3,4      6,695,500
OMNICARE INC                  COM           681904108    44,162  1,561,035  SH       Defined      1,2,3,4      1,561,035
PFIZER INC                    COM           717081103    32,084  1,870,768  SH       Defined       ,2,3,4      1,870,768
PHH CORP                      COM NEW       693320202   127,446  5,407,141  SH       Defined      1,2,3,4      5,407,141
POLYCOM INC                   COM           73172K104    15,290    500,000      PUT  Defined      1,2,3,4        500,000
QUALCOMM INC                  COM           747525103   153,783  3,665,000  SH       Defined      1,2,3,4      3,665,000
QUEST DIAGNOSTICS INC         COM           74834L100    15,942    273,500  SH       Defined       1,2,4         273,500
ROBERT HALF INTL INC          COM           770323103       392     12,881  SH       Defined       1,2,4          12,881
ROCKWELL COLLINS INC          COM           774341101   110,421  1,764,200  SH       Defined      1,2,3,4      1,764,200
SAVIENT PHARMACEUTICALS INC   COM           80517Q100    37,238  2,577,000  SH       Defined      1,2,3,4      2,577,000
SEAHAWK DRILLING INC          COM           81201R107    10,997    583,399  SH       Defined       1,3,4         583,399
SYMETRA FINL CORP             COM           87151Q106    12,455    944,960  SH       Defined       1,3,4         944,960
TRANSATLANTIC HLDGS INC       COM           893521104    74,288  1,406,973  SH       Defined      1,2,3,4      1,406,973
TRANSDIGM GROUP INC           COM           893641100   191,342  3,607,503  SH       Defined      1,2,3,4      3,607,503
UAL CORP                      COM           902549807     8,017    410,000  SH       Defined       ,2,3,4        410,000
UNION PAC CORP                COM           907818108    69,339    945,957  SH       Defined      1,2,3,4        945,957
UNITEDHEALTH GROUP INC        COM           91324P102   105,648  3,233,800  SH       Defined      1,2,3,4      3,233,800
VALERO ENERGY CORP NEW        COM           91913Y100     8,918    452,700  SH       Defined        ,2,4         452,700
WALTER ENERGY INC             COM           93317Q105   102,278  1,108,460  SH       Defined      1,2,3,4      1,108,460
WALTER INVT MGMT CORP         COM           93317W102    12,749    796,842  SH       Defined        ,2,4         796,842
WELLPOINT INC                 COM           94973V107   163,152  2,534,200  SH       Defined      1,2,3,4      2,534,200
WESTERN UN CO                 COM           959802109    57,646  3,398,961  SH       Defined      1,2,3,4      3,398,961
WILLIS GROUP HOLDINGS PUBLIC  SHS           G96666105    39,491  1,262,100  SH       Defined      1,2,3,4      1,262,100


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